Expense Example {- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Initial, Service, Service 2 PRO-11 - Asset Manager Portfolio	Apr. 30, 2021 USD ($)
VIP Asset Manager Portfolio-Initial VIP
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	750
VIP Asset Manager Portfolio-Service VIP
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
VIP Asset Manager Portfolio-Service 2 VIP
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049